COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Jan. 31, 2011 USD ($)	Sep. 30, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 21, 2010 USD ($)	Sep. 30, 2010 2006 built, 37,582 dwt, MR1 Tanker [Member] USD ($)	Dec. 31, 2012 Terra Stabile A.E. [Member] EUR (€)
Rent expense									€ 27,200
Operating leases expiry period									expire in April 2022
Long-term purchase commitment, amount								31,800
Long-term purchase commitment, minimum quantity required								1
Loss contingency, settlement agreement, date		December 21, 2010
Loss contingency, settlement agreement, consideration							3,177
Litigation settlement, expense	1,950
Impairment losses			7,054		83,950	39,515		5,127
Accrual for Environmental Loss Contingencies			3,454		7,615
Loss contingency, estimate of possible loss			500
Loss contingency, estimated recovery from third party			100% covered by the P&I Association	100% covered by the P&I Association
Pollution Cleanup Costs Provided Guarantee				500,000
Protection and indemnity insurance coverage			$ 1,000,000